Stock options and warrants related to stock-based compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	2,842	[1]	1,166	1,144
Options Outstanding Weighted Average Remaining Contractual Term (Years)	8 years 4 months 2 days
Options Outstanding Weighted Average Exercise Price	$ 2.33		$ 3.44	$ 3.75
Options Exercisable Number Exercisable (in thousands)	1,157	[2]
Options Exercisable Weighted Average Exercise Price	$ 3.35
Range Of Exercise Prices 0.00 - 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	1,758
Options Outstanding Weighted Average Remaining Contractual Term (Years)	9 years 1 month 2 days
Options Outstanding Weighted Average Exercise Price	$ 1.55
Options Exercisable Number Exercisable (in thousands)	160
Options Exercisable Weighted Average Exercise Price	$ 2.00
Range Of Exercise Prices 2.01 - 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	891
Options Outstanding Weighted Average Remaining Contractual Term (Years)	7 years 22 days
Options Outstanding Weighted Average Exercise Price	$ 3.38
Options Exercisable Number Exercisable (in thousands)	838
Options Exercisable Weighted Average Exercise Price	$ 3.35
Range Of Exercise Prices 4.01 - 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	193
Options Outstanding Weighted Average Remaining Contractual Term (Years)	7 years 6 months
Options Outstanding Weighted Average Exercise Price	$ 4.65
Options Exercisable Number Exercisable (in thousands)	159
Options Exercisable Weighted Average Exercise Price	$ 4.67

[1]	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
[2]	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.